Other Financial Assets - Summary of Credit Rating Quality Analysis of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other financial assets [line items]
Other Financial Assets	$ 1,885,172,397	$ 421,079,578
Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	1,589,042	$ 1,343,610
Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	47,075,011
Debtors for Sale of Foreign Currency | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	1,279,672,017
Debtors for Cash sale of Government Securities to be Settled | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	162,670,434
Sundry Debtors | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	1,589,042
Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	340,756,853
Mutual Funds | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	9,782,991
Premiums from financial guarantee contracts | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	23,288,463
Interest accrued receivable | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	21,246,908
Fiduciary Participation Certificates | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	679,720
Balances from claims pending recovery | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Not yet due | Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	47,075,011
Not yet due | Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	1,279,672,017
Not yet due | Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	164,214,087
Not yet due | Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	340,756,853
Not yet due | Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	9,782,991
Not yet due | Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	23,288,463
Not yet due | Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	21,246,908
Not yet due | Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	679,720
Impaired/Uncollectible | Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	45,389
Impaired/Uncollectible | Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	$ 0